Note 4. Intangible assets (Details 4) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Gross Carrying Amount	$ 3,300,000	$ 619,195	$ 188,195
Accumulated Amortization	(352,763)	(187,666)	(79,166)
Net Carrying Amount		431,529	109,029
Customer lists
Gross Carrying Amount		500,000	70,000
Accumulated Amortization		(128,333)	(31,666)
Net Carrying Amount		371,667	38,334
Customer relationships - noncontractual
Gross Carrying Amount		25,000	25,000
Accumulated Amortization		(25,000)	(22,500)
Net Carrying Amount		0	2,500
Proprietary software
Gross Carrying Amount		51,000	50,000
Accumulated Amortization		(34,333)	(25,000)
Net Carrying Amount		16,667	25,000
Goodwill
Gross Carrying Amount		43,195	43,195
Accumulated Amortization		0	0
Net Carrying Amount		$ 43,195	$ 43,195